COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]	Commitments made under take-or-pay obligations are as follows:

Years ending June 30	2019	2020	2021	2022	2023	There-after
Purchase obligations	$778	$111	$56	$34	$13	$137

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum rental commitments under non-cancelable operating leases, net of guaranteed sublease income, are as follows:

Years ending June 30	2019	2020	2021	2022	2023	There-after
Operating leases	$275	$240	$202	$172	$153	$296